[LOGO]

                                   PROSPECTUS

                                   MAY 1, 2000


                              GOVERNMENT BOND FUND

                              Institutional Shares


                   SHARES OF THE FUND ARE OFFERED TO INVESTORS
                     WITHOUT ANY SALES CHARGE OR RULE 12B-1
                              (DISTRIBUTION) FEES.

















           The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this
                       prospectus is accurate or complete.
            Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------



RISK/RETURN SUMMARY                                                         2



PERFORMANCE                                                                 3



FEE TABLE                                                                   4



INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS  5



MANAGEMENT                                                                  6



YOUR ACCOUNT                                                                8


     How to Contact the Fund                                                8

     General Information                                                    8

     Buying Shares                                                          8

     Selling Shares                                                        10

     Exchange Privileges                                                   11


OTHER INFORMATION                                                          12



FINANCIAL HIGHLIGHTS                                                       13

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

CONCEPTS TO UNDERSTAND        INVESTMENT GOAL High level of income consistent with maximum credit protection and
A DEBT OR FIXED INCOME        moderate fluctuation in principal value.
SECURITY is a security such
as a bond or note that        PRINCIPAL INVESTMENT STRATEGY Government Bond Fund (the "Fund") invests under normal
obligates the issuer to pay   circumstances at least 90 percent of its total assets in a portfolio of fixed and
the security owner a          variable rate U.S. Government Securities, including zero coupon bonds issued or
specified sum of money at     guaranteed by the U.S. Treasury and mortgage-backed securities. The Fund invests in
set intervals as well as      securities with maturities (or average life in the case of mortgage-backed and similar
repay the principal amount    securities) ranging from overnight to 30 years. The Fund seeks to moderate
of the security at its        fluctuations in the price of its shares by structuring maturities of its investment
maturity                      portfolio in order to maintain a duration between 75 percent and 125 percent of the
A BOND is a debt security     duration of the Lehman Brothers Government Bond Index.
with a long-term maturity,
usually 10 years or longer    PRINCIPAL RISKS OF INVESTING IN THE FUND
MATURITY means the date at
which a debt security is      You could lose money on your investment in the Fund and the Fund could under-perform
due and payable               other investments. The principal risks of investing in the Fund include:
DURATION is a measure of a
security's average life       o    The Fund's share price, yield and total return could fluctuate in response to
that reflects the present          bond market movements
value of the security's       o    The value of most bonds could fall when interest rates rise; the longer a bond's
cash flow.  Prices of              maturity and the lower its credit quality, the more its value typically falls
securities with longer        o    The default of an issuer could leave the Fund with unpaid interest or principal
durations will fluctuate      o    The Fund may invest in mortgage-backed and other similar securities.  A
more in response to changes        decline in interest rates may result in losses in these securities' values and a
in interest rates                  reduction in their yields as the holders of the assets backing the securities
UNITED STATES GOVERNMENT           prepay their debts
SECURITY is a debt security   o    The subadviser's judgment as to the value of a bond proves to be wrong issued by the United States
or any of its agencies or     An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
instrumentalities such as     the Federal Deposit Insurance Corporation or any other government agency.
the Government National


                              WHO MAY WANT TO INVEST IN THE FUND

                              You may want to purchase shares of the Fund if:

                              o    You seek income
                              o    You seek capital preservation
                              o    You are pursuing a long-term goal

                              The Fund may NOT be appropriate for you if:

                              o You want an investment that pursues market trends or focuses only on particular sectors or industries
                              o    You are pursuing a short-term goal or
                                   investing emergency reserves

PERFORMANCE
--------------------------------------------------------------------------------

The following chart and table provides some indication of the risks of investing in the Fund by showing performance and how the Fund's returns compare to a broad measure of market performance. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

GOVERNMENT BOND FUND

The following chart shows the annual total return of the Fund for the full calendar year the Fund has operated.

[EDGAR Representation of bar chart]

1999      -2.39%

During the period shown in the chart, the highest quarterly return was 0.51% (for the quarter ended September 30, 1999) and the lowest quarterly return was -1.31% (for the quarter ended March 31, 1999).

The following table compares the Fund's average annual total returns as of December 31, 1999 to the Lehman Brothers U.S. Government Bond Index.

                           GOVERNMENT                   LEHMAN BROTHERS
YEAR(S)                     BOND FUND            U.S. GOVERNMENT BOND INDEX(1)
1 Year                        -2.39%                         -2.23%
Since Inception (3/30/98)      3.03%                          3.27%

(1) The Lehman Brothers U.S. Government Bond Index is composed of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof. One cannot invest directly in the index.

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases                     None
     Maximum Deferred Sales Charge (Load)                                 None
         Maximum Sales Charge (Load) Imposed on Reinvested Distributions  None
     Redemption Fee                                                       None
     Exchange Fee                                                         None

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
     Advisory Fees                                                       0.23%
--------------------------------------------------------------------------------
     Distribution (12b-1) Fees                                            None
--------------------------------------------------------------------------------
     Other Expenses                                                      0.56%
--------------------------------------------------------------------------------
         Shareholder Services Fees                                       0.21%
--------------------------------------------------------------------------------
         Miscellaneous                                                   0.35%
--------------------------------------------------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES                                0.79%
--------------------------------------------------------------------------------
     Fee Waiver and Expense Reimbursement(2)                             0.06%
--------------------------------------------------------------------------------
     Net Expenses                                                        0.73%
--------------------------------------------------------------------------------

(1) Based on amounts incurred during the Fund's fiscal year ended December 31, 1999 as stated as a percentage of net assets.
(2) Based on certain contractual fee waivers and expense reimbursements effective through April 30, 2001.

EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements) and reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:


 1 YEAR                 3 YEARS                5 YEARS              10 YEARS
   $81                   $253                   $441                  $982

INVESTMENT OBJECTIVES, PRINCIPAL
INVESTMENT STRATEGIES AND PRINCIPAL RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. There is no assurance that the Fund will achieve this objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests under normal circumstances at least 90 percent of its total assets in a portfolio of fixed and variable rate U.S. Government Securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities. The Fund may invest up to 10 percent of its total assets in "investment grade" corporate debt instruments.

The Fund may not invest more than 25 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10 percent of its total assets in the securities of any other issuer.

The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. The Fund seeks to moderate fluctuations in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Government Bond Index which was 5.35 years as of March 31, 2000.

PRINCIPAL INVESTMENT RISKS

GENERALLY
There is no assurance that the Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which a Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth. Certain investments and investment techniques have additional risks, such as the potential use of leverage by a Fund through borrowings, securities lending and other investment techniques.

The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the fixed income securities in which this Fund invests. For a Fund investing in mortgage-backed and similar securities, there is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' value and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's potential for losses in value.

TEMPORARY DEFENSIVE POSITION The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. In addition, in order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, the Fund may be unable to achieve its investment objective.

MANAGEMENT
--------------------------------------------------------------------------------


The business of Memorial Funds (the "Trust") and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and all other series of the Trust and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").


ADVISER

Forum Investment Advisors, LLC (the "Adviser"), Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of additional subadvisers. The Adviser has entered into an investment sub-advisory agreement with the subadviser to exercise investment discretion over the assets (or a portion of assets) of the Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.23 percent of the average daily net assets of Government Bond Fund.

INVESTMENT CONSULTANT

To assist it in carrying out its responsibilities, the Adviser has retained Wellesley Group, Inc., 800 South Street, Waltham, Massachusetts 02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Fund and the subadviser.

SUBADVISER/PORTFOLIO MANAGER

The Adviser has retained the following subadviser to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the subadviser to the Fund. The subadviser is registered or is exempt from registration as an investment adviser under the Investment Advisers Act of 1940. The subadviser for the Fund and its portfolio manager's business experience and educational background follow:

THE NORTHERN TRUST COMPANY ("NTC"), 50 South LaSalle Street, Chicago, Illinois 60675, manages the portfolio of Government Bond Fund. NTC presently manages approximately $299 billion in assets. NTC brings together its registered and bank investment advisors to offer investment products and services to both personal and institutional markets. Mr. Monty Memler, CFA, is the Fund's portfolio manager. He is a Vice President and a senior portfolio manager for NTC and has been a member of the NTC fixed income team since 1990. Mr. Memler holds a Masters in Business Administration from the University of Chicago.

OTHER SERVICE PROVIDERS

The Forum Financial Group of companies ("Forum") provides various services to the Fund. As of March 31, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $67 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc., a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. Memorial Group, Inc. performs certain shareholder services not provided by the Transfer Agent and is paid fees at an annual rate of 0.25 percent of the average daily net assets of the shares of the Fund owned by investors for which Memorial Group, Inc. maintains a servicing relationship.

FUND EXPENSES

The Fund pays for all of its expenses. Each Fund's expenses are comprised of expenses attributable to the particular Fund as well as expenses not attributable to any particular Fund that are allocated among the Memorial Funds. The Adviser or other service providers may waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing a Fund's performance for the period during which the waiver was in effect.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUND         GENERAL INFORMATION

WRITE TO US AT:                 You pay no sales charge to purchase or sell (redeem) shares of the Fund.You may
 Memorial  Funds                purchase and sell shares at the net asset value of a share or NAV next calculated
 P.O. Box 446                   after the Transfer Agent receives your request in proper form. If the Transfer
 Portland,  Maine 04112         Agent  receives  your  request  in  proper  form  prior  to 4:00  p.m.,  your transaction will be priced at that day's NAV.  The Fund will not accept orders that
OVERNIGHT ADDRESS               request a particular  day or price  for the  transaction  or any other special conditions.
   Memorial Funds
   Two Portland Square          The Fund does not issue share certificates.
   Portland, Maine 04101
                                You will receive quarterly statements and a confirmation of each transaction.  You
TELEPHONE US                    should verify the accuracy of all transactions in your account as soon as you
TOLL-FREE AT:                   receive your confirmation.
   (888) 263-5593
                                The Fund reserves the right to impose minimum investment amounts and may temporarily
WIRE INVESTMENTS (OR ACH        suspend (during unusual market conditions) or discontinue any service or privilege.
PAYMENTS) TO US AT:
   BankBoston                   WHEN AND HOW NAV IS DETERMINED  The Fund calculates its NAV as of the close of the
   Boston, Massachusetts        New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except
   ABA #011000390               days when the New York Stock Exchange is closed.  The time at which NAV is
   FOR CREDIT TO:               calculated may change in case of an emergency or if the New York Stock Exchange
   Forum Shareholder            closes early.  The Fund's NAV is determined by taking the market value of all
   Services, LLC                securities owned by the fund (plus all other assets such as cash), subtracting all
   Account # 541-54171          liabilities and then dividing the result (net assets) by the number of shares
   Memorial Funds               outstanding.  The Fund values securities for which market quotations are readily
   (Your Name)                  available at current market value.  If market quotations are not readily available,
   (Your  Account  Number)      the Fund values  securities  at fair value,  as determined by the Board.

                                TRANSACTIONS  THROUGH THIRD PARTIES If you invest through a broker or other financial  institution,  the policies and fees charged by that  institution may be different than those of the Fund. Banks,  brokers,  retirement plans and financial  advisers may charge  transaction  fees and may set different minimum  investments or limitations on buying or selling shares.  Consult a representative of your financial institution or retirement plan for further information.

                                BUYING SHARES

                                HOW TO MAKE  PAYMENTS All  investments  must be in U.S.  dollars and checks must be drawn on U.S. banks.

                                CHECKS For  individual,  sole  proprietorship,joint  and  Uniform  Gifts to
                                Minors Act ("UGMA") or Uniform  Transfer to Minors Act  ("UTMA")  accounts, the check must be made payable to "Memorial Funds" or to one or more owners of the account and  endorsed to "Memorial  Funds." For all other  accounts, the check must be made  payable on its face to  "Memorial  Funds." No other method of check payment is  acceptable  (for  instance,  you may not pay by travelers check).

                                PURCHASES BY AUTOMATED  CLEARING  HOUSE ("ACH") This service  allows you to purchase  additional  shares  through an electronic  transfer of money from your checking or savings account.  When you make an additional  purchase by telephone,  the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. You may call (888) 263-5593 to request an ACH transaction.

                                WIRES  Instruct  your  financial  institution  to make a Federal Funds wire payment to us.  Your  financial  institution  may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment for the Fund is $2,000. There is no minimum additional investment.

Management of the Fund may choose to waive the initial investment minimum.

ACCOUNT REQUIREMENTS

              TYPE OF ACCOUNT                                                       REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS          o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole         required to sign exactly as their names appear on
proprietorship accounts. Joint accounts can have two or          the account
more owners  (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)                 o    Depending  on  state  laws,  you  can set up a
These  custodial accounts provide a way to give money to a       custodial  account  under the UGMA or the UTMA
child and obtain tax benefits                               o    The custodian must sign instructions in a
                                                                 manner indicating custodial capacity
BUSINESS ENTITIES                                           o    Submit  a   Corporate/Organization   Resolution
                                                                 form or similar document
TRUSTS                                                      o    The  trust  must  be   established   before  an
                                                                 account can be opened
                                                            o    Provide  a  certified  trust  document,  or the
                                                                 pages from the trust  document  that  identify  the
                                                                 trustees

INVESTMENT PROCEDURES

                  HOW TO OPEN AN ACCOUNT                                   HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                    BY CHECK
o Call  or  write  us  for an  account  application         o Fill out an investment slip from a
  and/or a  Corporate/Organization  Resolution form           confirmation statement or write us a letter
o Complete the application                                  o Write your account number on your check
o Mail us your application and a check                      o Mail us the slip (or your letter) and a check
BY WIRE                                                     BY WIRE
o Call or write us for an account application               o Call to notify us of your incoming wire
  and/or a Corporate/Organization Resolution form           o Instruct your bank to wire your money to us
o Complete the application
o Call us to fax the completed application and we
  will assign you an account number
o Mail us your original application
o Instruct your bank to wire your money to us
BY ACH PAYMENT                                              BY SYSTEMATIC INVESTMENT
o Call  or  write  us  for an  account  application         o  Complete the Systematic Investment section of
  and/or a Corporate/Organization Resolution form              the application
o Complete the application                                  o  Attach a voided check to your application
o Call us to fax the completed application and we           o  Mail us the completed application and the
  will assign you an account number                            voided check
o Mail us your original application
o Make an ACH payment

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o Prepare a written request including:
     o Your name(s) and signature(s)
     o Your account number
     o The Fund name
     o The dollar amount or number of shares you want to sell
     o How and where to send your  proceeds
o Obtain a  signature  guarantee  (if  required)
o Obtain  other documentation (if required)
o Mail us your request and documentation
BY WIRE
o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
     o Your account number
     o Exact name(s) in which the account is  registered
     o Additional  form of identification
o Your proceeds will be:
     o Mailed to you OR
     o Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")
SYSTEMATICALLY
o Complete the systematic withdrawal section of the application
o Attach a voided check to your application
o Mail us your completed application

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTIONS You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

SYSTEMATIC WITHDRAWAL If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

o Sales of over $50,000 worth of shares
o Changes to a shareholder's record name
o Redemption from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of any other series of the Memorial Funds, also known as an exchange, by telephone or in writing. You may also exchange Fund shares for Institutional Service Shares of Daily Assets Government Fund (a series of the Forum Funds). Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o Prepare a written request including:
     o Your name(s) and signature(s)
     o Your account number
     o The names of the funds you are exchanging
     o The dollar amount or number of shares you want to sell (and exchange)
o If opening a new account, complete an account application if you are requesting different shareholder privileges
o Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
     o Your account number
     o Exact  name(s) in which  account is  registered
     o  Additional  form of identification

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund declares distributions from net investment income daily and pays those distributions monthly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. The Fund's distribution of long-term capital gain, if any, may be taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. This determination is based upon how long the Fund holds its investment. Distributions may also be subject to state and local taxes.

Distributions of capital gain reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that has corresponding investment objectives and investment policies to those of the Fund.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. The Fund's financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.

                                                                                  Year Ended
                                                                   12/31/99                      12/31/98(1)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value                                          $10.25                         $10.00
Income From Investment Operations
  Net investment income                                              0.51                           0.39
  Net gain (loss) on securities (realized and unrealized)           -0.75                           0.39
Total From Investment Operations                                    -0.24                           0.78
Less Distributions
  From net investment income                                        -0.51                          -0.39
  From capital gain                                                  -                             -0.14
Total Distributions                                                 -0.51                          -0.53
Ending Net Asset Value                                             $ 9.50                         $10.25
OTHER INFORMATION
Ratios to Average Net Assets:
  Expenses                                                           0.73%                          0.73%(2)
  Expenses (gross) (3)                                               0.79%                          0.85%(2)
  Net investment income                                              5.17%                          5.05%(2)
Total Return                                                        -2.39%                          7.96%
Portfolio Turnover Rate                                                 25%                           114%
Net Assets at End of Period (in thousands)                          $69,082                        $65,676


(1) Institutional Shares of the Fund commenced operations on March 29, 1998.
(2) Annualized.
(3) Reflects expense ratio in absence of expense reimbursements and fee waivers.

FOR MORE INFORMATION                                                                            [LOGO]


The following documents are available free upon request:                                 GOVERNMENT BOND FUND

                                                                                          CORPORATE BOND FUND

                            ANNUAL/SEMI-ANNUAL REPORTS                                    GROWTH EQUITY FUND
 Each Fund will provide annual and semi-annual reports to shareholders that will
   provide additional information about the Fund's investments. In each Fund's             VALUE EQUITY FUND
annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's
                   performances during their last fiscal year.


                   STATEMENT OF ADDITIONAL  INFORMATION ("SAI")
       The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.


                               CONTACTING THE FUNDS
  You can get free copies of both reports and the SAI, request other information and discuss your questions about each Fund by contacting your broker or the
                                   Funds at:


                         FORUM SHAREHOLDER SERVICES, LLC
                                   P.O. Box 446
                              Portland, Maine 04112
                                  (888) 263-5593


                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
    You can also review each Fund's reports and SAI at the Public Reference
 Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at
  (202) 942-8090. You can get copies of this information, for a fee, by e-mail or by writing to:


                              Public Reference Room
                        Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: public info@sec.gov
                                                                                            Memorial Funds
                                                                                          Two Portland Square
Free copies of the reports and SAI are available from the SEC's Internet Web Site         Portland, ME 04101
                              at http://www.sec.gov.                                        (888) 263-5593




                     Investment Company Act File No. 811-8529

10


                                     [LOGO]


                                   PROSPECTUS

                                   MAY 1, 2000


                               CORPORATE BOND FUND

                              Institutional Shares


                   SHARES OF THE FUND ARE OFFERED TO INVESTORS
                     WITHOUT ANY SALES CHARGE OR RULE 12B-1
                              (DISTRIBUTION) FEES.

















           The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this
                       prospectus is accurate or complete.
            Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------



RISK/RETURN SUMMARY                                                          2



PERFORMANCE                                                                  3



FEE TABLE                                                                    4



INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS   4



MANAGEMENT                                                                   5



YOUR ACCOUNT                                                                 7


     How to Contact the Fund                                                 7

     General Information                                                     7

     Buying Shares                                                           7

     Selling Shares                                                          9

     Exchange Privileges                                                    10


SUBADVISER PAST PERFORMANCE                                                 11



OTHER INFORMATION                                                           12



FINANCIAL HIGHLIGHTS                                                        13

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

CONCEPTS TO UNDERSTAND        INVESTMENT GOAL High level of current income consistent with capital preservation and
A DEBT OR FIXED INCOME        prudent investment risk.
SECURITY is a security such
as a bond or note that        PRINCIPAL INVESTMENT STRATEGY  Corporate Bond Fund (the "Fund") invests under normal
obligates the issuer to pay   circumstances at least 65 percent of its total assets in corporate bonds. At least 80
the security owner a          percent of the Fund's total assets will be invested in securities that are rated, at
specified sum of money at     the time of purchase, in one of the three highest rating categories or are unrated and
set intervals as well as      determined by its subadviser to be of comparable quality.  The Fund invests in
repay the principal amount    securities with maturities (or average life in the case of mortgage-backed and similar
of the security at its        securities) ranging from short-term (including overnight) to 30 years. The Fund seeks
maturity                      to moderate fluctuation in the price of its shares by structuring maturities of its
A BOND is a debt security     investment portfolio in order to maintain a duration between 75 percent and 125
with a long-term maturity,    percent of the duration of the Lehman Brothers Corporate Bond Index.
usually 10 years or longer
MATURITY means the date at    PRINCIPAL RISKS OF INVESTING IN THE FUND
which a debt security is
due and payable               You could lose money on your investment in the Fund and the Fund could under-perform
DURATION is a measure of a    other investments. The principal risks of investing in the Fund include:
security's average life
that reflects the present     o    The Fund's share price, yield and total return could fluctuate in response to
value of the security's            bond market movements
cash flow.  Prices of         o    The value of most bonds could fall when interest rates rise; the longer a bond's
securities with longer             maturity and the lower its credit quality, the more its value typically falls
durations will fluctuate      o    The default of an issuer could leave the Fund with unpaid interest or principal.
more in response to changes   o    The Fund may invest in mortgage-backed and other similar securities.  A
in interest rates                  decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts
                              o    The subadviser's judgment as to the value of a bond proves to be wrong


                              An  investment  in the  Fund is not a deposit  of a bank and is not insured or guaranteed by the Federal  Deposit  Insurance
                              Corporation or any other government agency.

                              WHO MAY WANT TO INVEST IN THE FUND

                              You may want to purchase shares of the Fund if:

                              o    You seek income
                              o    You seek capital preservation
                              o    You are pursuing a long-term goal

                              The Fund may NOT be appropriate for you if:

                              o You want an investment that pursues market trends or focuses only on particular sectors or industries
                              o    You are pursuing a short-term goal or
                                   investing emergency reserves

PERFORMANCE
--------------------------------------------------------------------------------

The following chart and table provides some indication of the risks of investing in the Fund by showing performance and how the Fund's returns compare to a broad measure of market performance. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

CORPORATE BOND FUND

The following chart shows the annual total return of the Fund for the full calendar year the Fund has operated.

[EDGAR Representation of bar chart]

1999      -1.77%

During the period shown in the chart, the highest quarterly return was 0.67% (for the quarter ended September 30, 1999) and the lowest quarterly return was -1.30% (for the quarter ended June 30, 1999).

The following table compares the Fund's average annual total returns as of December 31, 1999 to the Lehman Brothers Corporate Bond Index.

                                CORPORATE              LEHMAN BROTHERS
YEAR(S)                         BOND FUND          CORPORATE BOND INDEX (1)
1 Year                            -1.77%                    -1.96%
Since Inception (3/30/98)          3.13%                     2.74%

(1) The Lehman Brothers Corporate Bond Index is composed of all publicly issued, fixed rate, non-convertible investment grade debt registered under the Securities Act of 1933. One cannot invest directly in the index.

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases                      None
     Maximum Deferred Sales Charge (Load)                                  None
         Maximum Sales Charge (Load) Imposed on Reinvested Distributions   None
     Redemption Fee                                                        None
     Exchange Fee                                                          None

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
     Advisory Fees                                                        0.23%
--------------------------------------------------------------------------------
     Distribution (12b-1) Fees                                             None
--------------------------------------------------------------------------------
     Other Expenses                                                       0.51%
--------------------------------------------------------------------------------
         Shareholder Services Fees                                        0.21%
--------------------------------------------------------------------------------
         Miscellaneous                                                    0.30%
--------------------------------------------------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.74%
--------------------------------------------------------------------------------
     Fee Waiver and Expense Reimbursement(2)                              0.06%
--------------------------------------------------------------------------------
     Net Expenses                                                         0.68%
--------------------------------------------------------------------------------

(1) Based on amounts incurred during the Fund's fiscal year ended December 31, 1999 as stated as a percentage of net assets.
(2) Based on certain contractual fee waivers and expense reimbursements effective through April 30, 2001.

EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements) and reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:


      1 YEAR            3 YEARS             5 YEARS           10 YEARS
        $76              $238                $413               $923

INVESTMENT OBJECTIVES, PRINCIPAL
INVESTMENT STRATEGIES AND PRINCIPAL RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. There is no assurance that the Fund will achieve this objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests under normal circumstances at least 65 percent of its total assets in corporate bonds. The Fund may also invest in U.S. Government securities and mortgage-backed and other similar securities of private issuers. At least 80 percent of the Fund's net assets will be in securities that are rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization such as Standard and Poor's or unrated and determined by its subadviser to be of comparable quality. No more than 5 percent of the Fund's total assets will be in securities rated below investment grade. The Fund's portfolio of corporate debt instruments will have a minimum weighted average rating of A.

The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 30 years. The Fund seeks to moderate fluctuation in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the

Lehman Brothers Corporate Bond Index, which was 5.61 years as of March 31, 2000

PRINCIPAL INVESTMENT RISKS

GENERALLY
There is no assurance that the Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which a Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth. Certain investments and investment techniques have additional risks, such as the potential use of leverage by a Fund through borrowings, securities lending and other investment techniques.

The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the fixed income securities in which this Fund invests. Your investment in the Fund is also subject to the risk that the financial condition of an issuer of a security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. To limit this risk, at least 80 percent of the Fund's investments in corporate debt securities will be in securities rated A or better and the Fund will maintain a minimum average rating of A. For a Fund investing in mortgage-backed and similar securities, there is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' value and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's potential for losses in value.

TEMPORARY DEFENSIVE POSITION The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. In addition, in order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, the Fund may be unable to achieve its investment objective.


MANAGEMENT
--------------------------------------------------------------------------------


The business of Memorial Funds (the "Trust") and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and all other series of the Trust and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").


ADVISER

Forum Investment Advisors, LLC (the "Adviser"), Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of additional subadvisers. The Adviser has entered into an investment sub-advisory agreement with the subadviser to exercise investment discretion over the assets (or a portion of assets) of the Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.23 percent of the average daily net assets of Corporate Bond Fund.

INVESTMENT CONSULTANT

To assist it in carrying out its responsibilities, the Adviser has retained Wellesley Group, Inc., 800 South Street, Waltham, Massachusetts 02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Fund and the subadviser.

SUBADVISER/PORTFOLIO MANAGER

The Adviser has retained the following subadviser to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the subadviser to the Fund. The subadviser is registered or is exempt from registration as an investment adviser under the Investment Advisers Act of 1940. The subadviser for the Fund and its portfolio manager's business experience and educational background follow:

CONSECO CAPITAL MANAGEMENT, INC. ("CCM"), 11825 N. Pennsylvania Street, Carmel, Indiana 46032, manages the portfolio of Corporate Bond Fund. CCM presently manages approximately $34.3 billion for individuals, corporations, insurance companies, investment companies, pension plans, trusts and estates, as well as charitable organizations including foundations and endowments. Mr. Gregory Hahn, CFA, is the Fund's portfolio manager. He has been a Senior Vice President of CCM since 1993. Mr. Hahn holds a Masters in Business Administration from Indiana University.

OTHER SERVICE PROVIDERS

The Forum Financial Group of companies ("Forum") provides various services to the Fund. As of March 31, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $67 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc., a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. Memorial Group, Inc. performs certain shareholder services not provided by the Transfer Agent and is paid fees at an annual rate of 0.25 percent of the average daily net assets of the shares of the Fund owned by investors for which Memorial Group, Inc. maintains a servicing relationship.

FUND EXPENSES

The Fund pays for all of its expenses. Each Fund's expenses are comprised of expenses attributable to the particular Fund as well as expenses not attributable to any particular Fund that are allocated among the Memorial Funds. The Adviser or other service providers may waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing a Fund's performance for the period during which the waiver was in effect.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUND         GENERAL INFORMATION

WRITE TO US AT:                 You pay no sales charge to purchase or sell (redeem) shares of the Fund.You may
 Memorial  Funds                purchase and sell shares at the net asset value of a share or NAV next calculated
 P.O. Box 446                   after the Transfer Agent receives your request in proper form. If the Transfer
 Portland,  Maine 04112         Agent  receives  your  request  in  proper  form  prior  to 4:00  p.m.,  your transaction will be priced at that day's NAV.  The Fund will not accept orders that
OVERNIGHT ADDRESS               request a particular  day or price  for the  transaction  or any other special conditions.
   Memorial Funds
   Two Portland Square          The Fund does not issue share certificates.
   Portland, Maine 04101
                                You will receive quarterly statements and a confirmation of each transaction.  You
TELEPHONE US                    should verify the accuracy of all transactions in your account as soon as you
TOLL-FREE AT:                   receive your confirmation.
   (888) 263-5593
                                The Fund reserves the right to impose minimum investment amounts and may temporarily
WIRE INVESTMENTS (OR ACH        suspend (during unusual market conditions) or discontinue any service or privilege.
PAYMENTS) TO US AT:
   BankBoston                   WHEN AND HOW NAV IS DETERMINED  The Fund calculates its NAV as of the close of the
   Boston, Massachusetts        New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except
   ABA #011000390               days when the New York Stock Exchange is closed.  The time at which NAV is
   FOR CREDIT TO:               calculated may change in case of an emergency or if the New York Stock Exchange
   Forum Shareholder            closes early.  The Fund's NAV is determined by taking the market value of all
   Services, LLC                securities owned by the fund (plus all other assets such as cash), subtracting all
   Account # 541-54171          liabilities and then dividing the result (net assets) by the number of shares
   Memorial Funds               outstanding.  The Fund values securities for which market quotations are readily
   (Your Name)                  available at current market value.  If market quotations are not readily available,
   (Your  Account  Number)      the Fund values  securities  at fair value,  as determined by the Board.

                                TRANSACTIONS  THROUGH THIRD PARTIES If you invest through a broker or other financial  institution,  the policies and fees charged by that  institution may be different than those of the Fund. Banks,  brokers,  retirement plans and financial  advisers may charge  transaction  fees and may set different minimum  investments or limitations on buying or selling shares.  Consult a representative of your financial institution or retirement plan for further information.

                                BUYING SHARES

                                HOW TO MAKE PAYMENTS All investments must be in U.S.dollars and checks must be drawn on U.S. banks.

                                   CHECKS For individual, sole proprietorship, joint and Uniform Gifts to
                                   Minors  Act  ("UGMA")  or  Uniform  Transfer  to Minors  Act  ("UTMA")
                                   accounts, the check must be made payable to "Memorial Funds" or to one or more owners of the account and  endorsed to  "Memorial  Funds." For all other  accounts,  the check  must be made  payable  on its face to
                                   "Memorial  Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

                                   PURCHASES BY AUTOMATED  CLEARING HOUSE ("ACH") This service allows you to purchase  additional shares through an electronic transfer of money from your  checking or savings  account.  When you make an  additional purchase by telephone,  the Transfer  Agent will  automatically  debit your  pre-designated bank account for the desired amount. You may call
                                   (888) 263-5593 to request an ACH transaction.

                                   WIRES Instruct your financial institution to make a Federal Funds wire payment to us.  Your  financial  institution  may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment for the Fund is $2,000. There is no minimum additional investment.

Management of the Fund may choose to waive the initial investment minimum.

ACCOUNT REQUIREMENTS

              TYPE OF ACCOUNT                                                       REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS          o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole         required to sign exactly as their names appear on
proprietorship accounts. Joint accounts can have two or          the account
more owners  (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)                 o    Depending  on  state  laws,  you  can set up a
These  custodial accounts provide a way to give money to a       custodial  account  under the UGMA or the UTMA
child and obtain tax benefits                               o    The custodian must sign instructions in a
                                                                 manner indicating custodial capacity
BUSINESS ENTITIES                                           o    Submit  a   Corporate/Organization   Resolution
                                                                 form or similar document
TRUSTS                                                      o    The  trust  must  be   established   before  an
                                                                 account can be opened
                                                            o    Provide  a  certified  trust  document,  or the
                                                                 pages from the trust  document  that  identify  the
                                                                 trustees

INVESTMENT PROCEDURES

                  HOW TO OPEN AN ACCOUNT                                   HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                    BY CHECK
o Call  or  write  us  for an  account  application         o Fill out an investment slip from a
  and/or a  Corporate/Organization  Resolution form           confirmation statement or write us a letter
o Complete the application                                  o Write your account number on your check
o Mail us your application and a check                      o Mail us the slip (or your letter) and a check
BY WIRE                                                     BY WIRE
o Call or write us for an account application               o Call to notify us of your incoming wire
  and/or a Corporate/Organization Resolution form           o Instruct your bank to wire your money to us
o Complete the application
o Call us to fax the completed application and we
  will assign you an account number
o Mail us your original application
o Instruct your bank to wire your money to us
BY ACH PAYMENT                                              BY SYSTEMATIC INVESTMENT
o Call  or  write  us  for an  account  application         o  Complete the Systematic Investment section of
  and/or a Corporate/Organization Resolution form              the application
o Complete the application                                  o  Attach a voided check to your application
o Call us to fax the completed application and we           o  Mail us the completed application and the
  will assign you an account number                            voided check
o Mail us your original application
o Make an ACH payment

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o Prepare a written request including:
     o Your name(s) and signature(s)
     o Your account number
     o The Fund name
     o The dollar amount or number of shares you want to sell
     o How and where to send your  proceeds
o Obtain a  signature  guarantee  (if  required)
o Obtain  other documentation (if required)
o Mail us your request and documentation
BY WIRE
o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
     o Your account number
     o Exact name(s) in which the account is  registered
     o Additional  form of identification
o Your proceeds will be:
     o Mailed to you OR
     o Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")
SYSTEMATICALLY
o Complete the systematic withdrawal section of the application
o Attach a voided check to your application
o Mail us your completed application

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTIONS You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

SYSTEMATIC WITHDRAWAL If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

o Sales of over $50,000 worth of shares
o Changes to a shareholder's record name
o Redemption from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of any other series of Memorial Funds, also known as an exchange, by telephone or in writing. You may also exchange Fund shares for Institutional Service Shares of Daily Assets Government Fund (a series of the Forum Funds). Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o Prepare a written request including:
     o Your name(s) and signature(s)
     o Your account number
     o The names of the funds you are exchanging
     o The dollar amount or number of shares you want to sell (and exchange)
o If opening a new account, complete an account application if you are requesting different shareholder privileges
o Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
     o Your account number
     o Exact  name(s) in which  account is  registered
     o  Additional  form of identification

SUBADVISER PAST PERFORMANCE
--------------------------------------------------------------------------------


The following table sets forth the performance data relating to the historical performance of the private account clients (i.e., non-investment company clients) managed by Conseco Capital Management, Inc. ("CCM"), subadviser of the Fund. The private accounts of CCM have investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. CCM does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. While CCM is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund.


All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and takes into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees or highest investment advisory fees charged, brokerage commissions and execution costs paid by the subadviser's private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculations.


You should be aware that the use of a methodology different from that used below to calculate performance could result in different performance data. The Fund's performance is calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. The performance results for the private accounts would have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as an investment company under the federal securities laws.


                                          CCM'S COMPOSITE FOR THE CORPORATE       LEHMAN BROTHERS CORPORATE BOND
YEAR(S)                                             BOND STYLE (1)                           INDEX(2)
Since Inception (7/1/1990)(3)                            9.10%                                 8.32%
5 Years (1995-1999)(3)                                   8.32%                                 8.18%
3 Years (1997-1999)(3)                                   5.90%                                 5.48%
1 Year (1999)                                           -0.28%                                -1.95%
1995                                                    19.61%                                22.25%
1996                                                     4.97%                                 3.28%
1997                                                     9.99%                                10.23%
1998                                                     8.30%                                 8.57%
1999                                                    -0.28%                                -1.95%

(1) The presentation above describes and contains twenty-three (23) accounts valued, as of December 31, 1999, at $373.4 million.

(2) The Lehman Brothers Corporate Bond Index is composed of all publicly issued, fixed rate, non-convertible investment grade debt registered under the Securities Act of 1933. One cannot invest directly in the index.

(3) Average annual returns through December 31, 1999.

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund declares distributions from net investment income daily and pays those distributions monthly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. The Fund's distribution of long-term capital gain, if any, may be taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. This determination is based upon how long the Fund holds its investment. Distributions may also be subject to state and local taxes.

Distributions of capital gain reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that has corresponding investment objectives and investment policies to those of the Fund.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. The Fund's financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.

                                                                                  Year Ended
                                                                  12/31/99                      12/31/98(1)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value                                         $10.09                         $10.00
Income From Investment Operations
  Net investment income                                             0.57                           0.43
  Net gain (loss) on securities (realized and unrealized)          -0.75                           0.30
Total From Investment Operations                                   -0.18                           0.73
Less Distributions
  From net investment income                                       -0.57                          -0.43
  From capital gain                                                 -                             -0.21
Total Distributions                                                -0.57                          -0.64
Ending Net Asset Value                                            $ 9.34                         $10.09
OTHER INFORMATION
Ratios to Average Net Assets
  Expenses                                                          0.68%                          0.63%(2)
  Expenses (gross) (3)                                              0.74%                          0.76%(2)
  Net investment income                                             5.94%                          5.60%(2)
Total Return                                                       -1.77%                          7.50%
Portfolio Turnover Rate                                              291%                           377%
Net Assets at End of Period (in thousands)                         $152,391                       $137,338


(1) Institutional Shares of the Fund commenced operations on March 25, 1998.
(2) Annualized.
(3) Reflects expense ratio in absence of expense reimbursements and fee waivers.

FOR MORE INFORMATION                                                                            [LOGO]


The following documents are available free upon request:                                 GOVERNMENT BOND FUND

                                                                                          CORPORATE BOND FUND

                            ANNUAL/SEMI-ANNUAL REPORTS                                    GROWTH EQUITY FUND
 Each Fund will provide annual and semi-annual reports to shareholders that will
   provide additional information about the Fund's investments. In each Fund's             VALUE EQUITY FUND
annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's
                   performances during their last fiscal year.


                   STATEMENT OF ADDITIONAL  INFORMATION ("SAI")
       The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.


                               CONTACTING THE FUNDS
  You can get free copies of both reports and the SAI, request other information and discuss your questions about each Fund by contacting your broker or the
                                   Funds at:


                         FORUM SHAREHOLDER SERVICES, LLC
                                   P.O. Box 446
                              Portland, Maine 04112
                                  (888) 263-5593


                  SECURITIES AND EXCHANGE  COMMISSION  INFORMATION
You can also review each Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202)
  942-8090. You can get copies of this information, for a fee, by e-mail or by writing to:


                              Public Reference Room
                        Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: public info@sec.gov
                                                                                            Memorial Funds
                                                                                          Two Portland Square
Free copies of the reports and SAI are available from the SEC's Internet Web Site         Portland, ME 04101
                              at http://www.sec.gov.                                        (888) 263-5593



                     Investment Company Act File No. 811-8529

10


                                     [LOGO]


                                   PROSPECTUS

                                   MAY 1, 2000


                               GROWTH EQUITY FUND

                              Institutional Shares


                   SHARES OF THE FUND ARE OFFERED TO INVESTORS
                     WITHOUT ANY SALES CHARGE OR RULE 12B-1
                              (DISTRIBUTION) FEES.






















           The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this
                       prospectus is accurate or complete.
                Any representation to the contrary is a criminal
                                    offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------



RISK/RETURN SUMMARY                                                          2



PERFORMANCE                                                                  3



FEE TABLE                                                                    4



INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS   4



MANAGEMENT                                                                   5



YOUR ACCOUNT                                                                 7


     How to Contact the Fund                                                 7

     General Information                                                     7

     Buying Shares                                                           7

     Selling Shares                                                          9

     Exchange Privileges                                                    10


SUBADVISER PAST PERFORMANCE                                                 11



OTHER INFORMATION                                                           12



FINANCIAL HIGHLIGHTS                                                        13

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

CONCEPTS TO UNDERSTAND        INVESTMENT GOAL Long-term capital appreciation.
GROWTH INVESTING means to
invest in stocks of           PRINCIPAL INVESTMENT STRATEGY Growth Equity Fund (the "Fund") uses a "growth
companies that have           investing" style by investing under normal circumstances at least 65 percent of its
exhibited faster than         total assets in the common stock  of domestic companies that its subadviser
average earnings over the     believes have superior growth potential and fundamental characteristics that are
past few years and are        significantly better than the market average and support internal earnings growth
expected to continue to       capability. The Fund only invests in companies that have a minimum market
show high levels of profit    capitalization of $250 million at the time of purchase, and seeks to maintain a
growth                        minimum average weighted market capitalization of $5 billion.
COMMON STOCK is ownership
shares in a corporation that  PRINCIPAL RISKS OF INVESTING IN THE FUND are sold initially by the
corporation and then traded   You could lose money on your investment in the Fund and the Fund could under-perform
by investors                  other investments. The principal risks of investing in the Fund include:
MARKET CAPITALIZATION of a
company means the value of    o    The stock market goes down
the company's common stock    o    The stock market continues to undervalue the stocks in the Fund's portfolio
in the stock market           o    The subadviser's judgment as to the value of a stock proves to be wrong
                              o    The Fund's particular investment style falls out of favor with the market

                              An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              WHO MAY WANT TO INVEST IN THE FUND

                              You may want to purchase shares of the Fund if:

                              o    You are willing to tolerate significant changes in the value of your investment
                              o    You are pursuing a long-term goal
                              o    You are willing to accept higher short-term risk

                              The Fund may NOT be appropriate for you if:

                              o    You want an investment that pursues market trends or focuses only on particular sectors or industries
                              o    You need regular income or stability of principal
                              o    You are pursuing a short-term goal or investing emergency reserves

PERFORMANCE
--------------------------------------------------------------------------------

The following chart and table provides some indication of the risks of investing in the Fund by showing performance and how the Fund's returns compare to a broad measure of market performance. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

GROWTH EQUITY FUND

The following chart shows the annual total return of the Fund for the full calendar year the Fund has operated.

[EDGAR Representation of bar chart]

1999 24.44%

During the period shown in the chart, the highest quarterly return was 16.32% (for the quarter ended December 31, 1999) and the lowest quarterly return was -5.25% (for the quarter ended September 30, 1999).

The following table compares the Fund's average annual total returns as of December 31, 1999 to the S&P 500 Index and the Russell 1000 Growth Index.

                              GROWTH           S&P 500(R)       RUSSELL 1000
YEAR(S)                     EQUITY FUND        INDEX(1)       GROWTH INDEX (2)
1 Year                        24.44%            21.04%             33.16%
Since Inception (3/30/98)     26.23%            19.46%             31.50%

(1) The S&P 500(R) Index is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index. One cannot invest directly in the index. While both the S&P 500 Index and the Russell 1000 Growth Index are shown, the subadviser believes that the S&P 500 Index more accurately represents the Fund's industry diversification, capitalization range and risk characteristics.
(2) The Russell 1000 Growth Index tracks stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in the index.

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases                      None
     Maximum Deferred Sales Charge (Load)                                  None
         Maximum Sales Charge (Load) Imposed on Reinvested Distributions   None
     Redemption Fee                                                        None
     Exchange Fee                                                          None

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
     Advisory Fees                                                        0.35%
--------------------------------------------------------------------------------
     Distribution (12b-1) Fees                                             None
--------------------------------------------------------------------------------
     Other Expenses                                                       0.74%
--------------------------------------------------------------------------------
         Shareholder Services Fees                                        0.20%
--------------------------------------------------------------------------------
         Miscellaneous                                                    0.54%
--------------------------------------------------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES                                 1.09%
--------------------------------------------------------------------------------
     Fee Waiver and Expense Reimbursement(2)                              0.09%
--------------------------------------------------------------------------------
     Net Expenses                                                         1.00%
--------------------------------------------------------------------------------

(1) Based on amounts incurred during the Fund's fiscal year ended December 31, 1999 as stated as a percentage of net assets.
(2) Based on certain contractual fee waivers and expense reimbursements effective through April 30, 2001.

EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements) and reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:


 1 YEAR             3 YEARS              5 YEARS                 10 YEARS
  $111               $347                 $602                    $1,332

INVESTMENT OBJECTIVES, PRINCIPAL
INVESTMENT STRATEGIES AND PRINCIPAL RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing under normal circumstances at least 65 percent of its total assets in the common stock of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

The Fund invests in the securities of issuers that its subadviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the subadviser's opinion, generally unrecognized or misperceived by the market. The subadviser may also look to changes in a company that involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between the company's share price and takeover/asset value. The Fund may also invest in preferred stocks and securities convertible into common stock.

The Fund will only purchase convertible securities that, at the time of purchase, are investment grade securities or, if unrated, are determined by the subadviser to be of comparable quality.

PRINCIPAL INVESTMENT RISKS

GENERALLY
There is no assurance that the Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which a Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth. Certain investments and investment techniques have additional risks, such as the potential use of leverage by a Fund through borrowings, securities lending and other investment techniques.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in "growth" stocks, then the net asset value of the Fund could also decrease.

TEMPORARY DEFENSIVE POSITION The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. In addition, in order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, the Fund may be unable to achieve its investment objective.

MANAGEMENT
--------------------------------------------------------------------------------


The business of Memorial Funds (the "Trust") and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and all other series of the Trust and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").


ADVISER

Forum Investment Advisors, LLC (the "Adviser"), Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of additional subadvisers. The Adviser has entered into an investment sub-advisory agreement with the subadviser to exercise investment discretion over the assets (or a portion of assets) of the Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.35 percent of the average daily net assets of Growth Equity Fund.

INVESTMENT CONSULTANT

To assist it in carrying out its responsibilities, the Adviser has retained Wellesley Group, Inc., 800 South Street, Waltham, Massachusetts 02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Fund and the subadviser.

SUBADVISER/PORTFOLIO MANAGER

The Adviser has retained the following subadviser to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the subadviser to the Fund. The subadviser is registered or is exempt from registration as an investment adviser under the Investment Advisers Act of 1940. The subadviser for the Fund and its portfolio manager's business experience and educational background follow:

DAVIS HAMILTON JACKSON & ASSOCIATES, L.P. ("DHJA"), Two Houston Center, 909 Fannin Street, Suite 550, Houston, Texas 77010, manages the portfolio of Growth Equity Fund. DHJA currently manages approximately $2 billion for institutions and high net worth individuals and invests primarily in domestic equity securities. Mr. J. Patrick Clegg, CFA, is the Fund's portfolio manager. Prior to joining DHJA as a portfolio manager, he was a Principal and Director of Research at Luther King Capital Management in Fort Worth, Texas from 1991 to 1996. Mr. Clegg holds a Masters in Business Administration from the University of Texas.

OTHER SERVICE PROVIDERS

The Forum Financial Group of companies ("Forum") provides various services to the Fund. As of March 31, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $67 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc., a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. Memorial Group, Inc. performs certain shareholder services not provided by the Transfer Agent and is paid fees at an annual rate of 0.25 percent of the average daily net assets of the shares of the Fund owned by investors for which Memorial Group, Inc. maintains a servicing relationship.

FUND EXPENSES

The Fund pays for all of its expenses. Each Fund's expenses are comprised of expenses attributable to the particular Fund as well as expenses not attributable to any particular Fund that are allocated among the Memorial Funds. The Adviser or other service providers may waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing a Fund's performance for the period during which the waiver was in effect.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUND         GENERAL INFORMATION

WRITE TO US AT:                 You pay no sales charge to purchase or sell (redeem) shares of the Fund.You may
 Memorial  Funds                purchase and sell shares at the net asset value of a share or NAV next calculated
 P.O. Box 446                   after the Transfer Agent receives your request in proper form. If the Transfer
 Portland,  Maine 04112         Agent  receives  your  request  in  proper  form  prior  to 4:00  p.m.,  your transaction will be priced at that day's NAV.  The Fund will not accept orders that
OVERNIGHT ADDRESS               request a particular  day or price  for the  transaction  or any other special conditions.
   Memorial Funds
   Two Portland Square          The Fund does not issue share certificates.
   Portland, Maine 04101
                                You will receive quarterly statements and a confirmation of each transaction.  You
TELEPHONE US                    should verify the accuracy of all transactions in your account as soon as you
TOLL-FREE AT:                   receive your confirmation.
   (888) 263-5593
                                The Fund reserves the right to impose minimum investment amounts and may temporarily
WIRE INVESTMENTS (OR ACH        suspend (during unusual market conditions) or discontinue any service or privilege.
PAYMENTS) TO US AT:
   BankBoston                   WHEN AND HOW NAV IS DETERMINED  The Fund calculates its NAV as of the close of the
   Boston, Massachusetts        New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except
   ABA #011000390               days when the New York Stock Exchange is closed.  The time at which NAV is
   FOR CREDIT TO:               calculated may change in case of an emergency or if the New York Stock Exchange
   Forum Shareholder            closes early.  The Fund's NAV is determined by taking the market value of all
   Services, LLC                securities owned by the fund (plus all other assets such as cash), subtracting all
   Account # 541-54171          liabilities and then dividing the result (net assets) by the number of shares
   Memorial Funds               outstanding.  The Fund values securities for which market quotations are readily
   (Your Name)                  available at current market value.  If market quotations are not readily available,
   (Your  Account  Number)      the Fund values  securities  at fair value,  as determined by the Board.

                                TRANSACTIONS  THROUGH THIRD PARTIES If you invest through a broker or other financial  institution,  the policies and fees charged by that  institution may be different than those of the Fund. Banks,  brokers,  retirement plans and financial  advisers may charge  transaction  fees and may set different minimum  investments or limitations on buying or selling shares.  Consult a representative of your financial institution or retirement plan for further information.

                                BUYING SHARES

                                HOW TO MAKE  PAYMENTS All  investments  must be in U.S.  dollars and checks must be drawn on U.S. banks.

                                CHECKS For  individual,  sole  proprietorship,  joint and Uniform  Gifts to
                                Minors Act ("UGMA") or Uniform  Transfer to Minors Act  ("UTMA")  accounts, the check must be made payable to "Memorial Funds" or to one or more owners of the account and  endorsed to "Memorial  Funds." For all other  accounts, the check must be made  payable on its face to  "Memorial  Funds." No other method of check payment is  acceptable  (for  instance,  you may not pay by travelers check).

                                PURCHASES BY AUTOMATED  CLEARING  HOUSE ("ACH") This service  allows you to purchase  additional  shares  through an electronic  transfer of money from your checking or savings account.  When you make an additional  purchase by telephone,  the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. You may call (888) 263-5593 to request an ACH transaction.

                                WIRES  Instruct  your  financial  institution  to make a Federal Funds wire payment to us.  Your  financial  institution  may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment for the Fund is $2,000. There is no minimum additional investment.

Management of the Fund may choose to waive the initial investment minimum.

ACCOUNT REQUIREMENTS

              TYPE OF ACCOUNT                                                       REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS          o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole         required to sign exactly as their names appear on
proprietorship accounts. Joint accounts can have two or          the account
more owners  (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)                 o    Depending  on  state  laws,  you  can set up a
These  custodial accounts provide a way to give money to a       custodial  account  under the UGMA or the UTMA
child and obtain tax benefits                               o    The custodian must sign instructions in a
                                                                 manner indicating custodial capacity
BUSINESS ENTITIES                                           o    Submit  a   Corporate/Organization   Resolution
                                                                 form or similar document
TRUSTS                                                      o    The  trust  must  be   established   before  an
                                                                 account can be opened
                                                            o    Provide  a  certified  trust  document,  or the
                                                                 pages from the trust  document  that  identify  the
                                                                 trustees

INVESTMENT PROCEDURES

                  HOW TO OPEN AN ACCOUNT                                   HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                    BY CHECK
o Call  or  write  us  for an  account  application         o Fill out an investment slip from a
  and/or a  Corporate/Organization  Resolution form           confirmation statement or write us a letter
o Complete the application                                  o Write your account number on your check
o Mail us your application and a check                      o Mail us the slip (or your letter) and a check
BY WIRE                                                     BY WIRE
o Call or write us for an account application               o Call to notify us of your incoming wire
  and/or a Corporate/Organization Resolution form           o Instruct your bank to wire your money to us
o Complete the application
o Call us to fax the completed application and we
  will assign you an account number
o Mail us your original application
o Instruct your bank to wire your money to us
BY ACH PAYMENT                                              BY SYSTEMATIC INVESTMENT
o Call  or  write  us  for an  account  application         o  Complete the Systematic Investment section of
  and/or a Corporate/Organization Resolution form              the application
o Complete the application                                  o  Attach a voided check to your application
o Call us to fax the completed application and we           o  Mail us the completed application and the
  will assign you an account number                            voided check
o Mail us your original application
o Make an ACH payment

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o Prepare a written request including:
     o Your name(s) and signature(s)
     o Your account number
     o The Fund name
     o The dollar amount or number of shares you want to sell
     o How and where to send your  proceeds
o Obtain a  signature  guarantee  (if  required)
o Obtain  other documentation (if required)
o Mail us your request and documentation
BY WIRE
o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
     o Your account number
     o Exact name(s) in which the account is  registered
     o Additional  form of identification
o Your proceeds will be:
     o Mailed to you OR
     o Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")
SYSTEMATICALLY
o Complete the systematic withdrawal section of the application
o Attach a voided check to your application
o Mail us your completed application

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTIONS You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

SYSTEMATIC WITHDRAWAL If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

o Sales of over $50,000 worth of shares
o Changes to a shareholder's record name
o Redemption from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of any other series of the Memorial Funds, also known as an exchange, by telephone or in writing. You may also exchange Fund shares for Institutional Service Shares of Daily Assets Government Fund (a series of the Forum Funds). Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o Prepare a written request including:
     o Your name(s) and signature(s)
     o Your account number
     o The names of the funds you are exchanging
     o The dollar amount or number of shares you want to sell (and exchange)
o If opening a new account, complete an account application if you are requesting different shareholder privileges
o Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
     o Your account number
     o Exact  name(s) in which  account is  registered
     o Additional form of identification

SUBADVISER PAST PERFORMANCE
--------------------------------------------------------------------------------


The following table sets forth the performance data relating to the historical performance of the private account clients (i.e., non-investment company clients) managed by Davis Hamilton Jackson & Associates, L.P. ("DHJA"), subadviser of the Fund. The private accounts of DHJA have investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. DHJA does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. While DHJA is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund.


All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and takes into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees or highest investment advisory fees charged, brokerage commissions and execution costs paid by the subadviser's private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculations.


You should be aware that the use of a methodology different from that used below to calculate performance could result in different performance data. The Fund's performance is calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. The performance results for the private accounts would have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as an investment company under the federal securities laws.


                                          DHJA'S COMPOSITE FOR           S&P 500(R)          RUSSELL 1000 GROWTH
YEAR(S)                                     THE GROWTH EQUITY            INDEX(2)                  INDEX(3)
                                                STYLE (1)
10 Years (1990-1999) (4)                          19.3%                    18.2%                    20.3%
5 Years (1995-1999)(4)                            29.4%                    28.6%                    32.4%
3 Years (1997-1999)(4)                            32.1%                    27.6%                    34.1%
1 Year (1999)                                     24.4%                    21.0%                    33.1%
1995                                              35.4%                    37.5%                    37.2%
1996                                              15.9%                    23.0%                    23.1%
1997                                              34.9%                    33.3%                    30.5%
1998                                              37.5%                    28.6%                    38.7%
1999                                              24.4%                    21.0%                    33.1%

(1) The presentation above describes and contains thirty-eight (38) accounts valued, as of December 31, 1999, at $1.436 billion. DHJA's results for the period of January 1, 1990 through December 31, 1992 were valued monthly and the composites were equal weighted. DHJA's results for the period from January 1, 1993 through December 31, 1999 are valued monthly and the composites are asset weighted. The composite for the time period of January 1, 1990 through December 31, 1992 does not include those portfolios that maintained restrictions which prohibited DHJA from managing those accounts in a manner substantially similar to the investment objectives and investment policies, strategies of the Fund.

(2) The S&P 500(R) Index is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index. One cannot invest directly in the index. While both the S&P 500 Index and the Russell 1000 Growth Index are shown, DHJA believes that the S&P 500 Index more accurately represents the private account's industry diversification, capitalization range and risk characteristics.

(3) The Russell 1000 Growth Index tracks stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in the index.

(4) Average annual returns through December 31, 1999.

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund declares and pays distributions from net investment income quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. The Fund's distribution of long-term capital gain, if any, may be taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. This determination is based upon how long the Fund holds its investment. Distributions may also be subject to state and local taxes.

Distributions of capital gain reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that has corresponding investment objectives and investment policies to those of the Fund.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. The Fund's financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.

                                                                                  Year Ended
                                                                   12/31/99                      12/31/98(1)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value                                         $11.49                         $10.00
Income From Investment Operations
  Net investment income                                            -0.01                           0.01
  Net gain (loss) on securities (realized and unrealized)           2.67                           2.09
Total From Investment Operations                                    2.66                           2.10
Less Distributions
  From net investment income                                       -0.00(2)                       -0.01
  From capital gain                                                -1.56                          -0.60
  Return of capital                                                -0.09                           -
Total Distributions                                                -1.65                          -0.61
Ending Net Asset Value                                            $12.50                         $11.49
OTHER INFORMATION
Ratios to Average Net Assets
  Expenses                                                          1.00%                          1.00%(3)
  Expenses (gross) (4)                                              1.09%                          1.19%(3)
  Net investment income                                            -0.10%                          0.16%(3)
Total Return                                                       24.44%                         20.97%
Portfolio Turnover Rate                                              108%                           135%
Net Assets at End of Period (in thousands)                        $41,833                        $26,426


(1) Institutional Shares of the Fund commenced operations on March 29, 1998.
(2) Distributions per share were $.00055.
(3) Annualized.
(4) Reflects expense ratio in absence of expense reimbursements and fee waivers.

FOR MORE INFORMATION                                                                            [LOGO]


The following documents are available free upon request:                                 GOVERNMENT BOND FUND

                                                                                          CORPORATE BOND FUND

                            ANNUAL/SEMI-ANNUAL REPORTS                                    GROWTH EQUITY FUND
 Each Fund will provide annual and semi-annual reports to shareholders that will
   provide additional information about the Fund's investments. In each Fund's             VALUE EQUITY FUND
annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's
                   performances during their last fiscal year.


                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
 The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.


                              CONTACTING THE FUNDS
 You can get free copies of both reports and the SAI, request other information and discuss your questions about each Fund by contacting your broker or the
                                   Funds at:


                         FORUM SHAREHOLDER SERVICES, LLC
                                   P.O. Box 446
                              Portland, Maine 04112
                                  (888) 263-5593


                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
You can also review each Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202)
  942-8090. You can get copies of this information, for a fee, by e-mail or by writing to:


                              Public Reference Room
                        Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: public info@sec.gov
                                                                                            Memorial Funds
                                                                                          Two Portland Square
Free copies of the reports and SAI are available from the SEC's Internet Web Site         Portland, ME 04101
                              at http://www.sec.gov.                                        (888) 263-5593




                     Investment Company Act File No. 811-8529

                                     [LOGO]


                                   PROSPECTUS

                                   MAY 1, 2000


                                VALUE EQUITY FUND

                              Institutional Shares


                   SHARES OF THE FUND ARE OFFERED TO INVESTORS
                     WITHOUT ANY SALES CHARGE OR RULE 12B-1
                              (DISTRIBUTION) FEES.






















           The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this
                       prospectus is accurate or complete.
                Any representation to the contrary is a criminal
                                    offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                                         2



PERFORMANCE                                                                 3



FEE TABLE                                                                   4



INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS  5



MANAGEMENT                                                                  6



YOUR ACCOUNT                                                                8


     How to Contact the Fund                                                8

     General Information                                                    8

     Buying Shares                                                          8

     Selling Shares                                                        10

     Exchange Privileges                                                   11


OTHER INFORMATION                                                          12



FINANCIAL HIGHLIGHTS                                                       13

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

CONCEPTS TO UNDERSTAND        INVESTMENT GOAL Long-term capital appreciation.
VALUE INVESTING means to
invest in stocks whose        PRINCIPAL INVESTMENT STRATEGY Value Equity Fund (the "Fund") uses a "value investing"
prices are low relative to    style by investing under normal circumstances at least 65 percent of its total assets
stocks of comparable          in the common stock of domestic companies that its subadviser believes are
companies                     under-priced relative to comparable securities determined by price/earnings ratios,
COMMON STOCK is ownership
shares in a corporation       cash flows or other measures. The Fund only invests in companies that have a minimum
that are sold initially by    market capitalization of $250 million at the time of purchase and seeks to maintain a
the corporation and then      minimum average weighted market capitalization of $5 billion.
traded by investors
PRICE/EARNINGS RATIO means    PRINCIPAL RISKS OF INVESTING IN THE FUND
the ratio of a company's
current market                You could lose money on your investment in the Fund and the Fund could under-perform
capitalization divided by     other investments. The principal risks of investing in the Fund include:
annual earnings per share
MARKET CAPITALIZATION of a    o    The stock market goes down
company means the value of    o    The stock market continues to undervalue the stocks in the Fund's portfolio
the company's common stock    o    The subadviser's judgment as to the value of a stock proves to be wrong
in the stock market           o    The Fund's particular investment style falls out of favor with the market

                              An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              WHO MAY WANT TO INVEST IN THE FUND

                              You may want to purchase shares of the Fund if:

                              o    You are willing to tolerate significant changes in the value of your investment
                              o    You are pursuing a long-term goal
                              o    You are willing to accept higher short-term risk

                              The Fund may NOT be appropriate for you if:

                              o    You want an investment that pursues market trends or focuses only on particular sectors or industries
                              o    You need regular income or stability of principal
                              o    You are pursuing a short-term goal or investing emergency reserves


PERFORMANCE
--------------------------------------------------------------------------------

The following chart and table provides some indication of the risks of investing in the Fund by showing performance and how the Fund's returns compare to a broad measure of market performance. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

VALUE EQUITY FUND

The following chart shows the annual total return of the Fund for the full calendar year the Fund has operated.

[EDGAR Representation of bar chart]

1999      -3.96%

During the period shown in the chart, the highest quarterly return was 10.84% (for the quarter ended June 30, 1999) and the lowest quarterly return was -11.23% (for the quarter ended September 30, 1999).

The following table compares the Fund's average annual total returns as of December 31, 1999 to the Russell 1000 Value Index.

                                       VALUE                   RUSSELL 1000
YEAR(S)                             EQUITY FUND               VALUE INDEX(1)
1 Year                                -3.96%                      7.35%
Since Inception (3/30/98)             -6.67%                      6.63%

(1) The Russell 1000 Value Index tracks stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. One cannot invest directly in the index.

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases                      None
     Maximum Deferred Sales Charge (Load)                                  None
         Maximum Sales Charge (Load) Imposed on Reinvested Distributions   None
     Redemption Fee                                                        None
     Exchange Fee                                                          None

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
     Advisory Fees                                                        0.35%
--------------------------------------------------------------------------------
     Distribution (12b-1) Fees                                             None
--------------------------------------------------------------------------------
     Other Expenses                                                       0.74%
--------------------------------------------------------------------------------
         Shareholder Services Fees                                        0.20%
--------------------------------------------------------------------------------
         Miscellaneous                                                    0.54%
--------------------------------------------------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES                                 1.09%
--------------------------------------------------------------------------------
     Fee Waiver and Expense Reimbursement(2)                              0.09%
--------------------------------------------------------------------------------
     Net Expenses                                                         1.00%
--------------------------------------------------------------------------------

(1) Based on amounts incurred during the Fund's fiscal year ended December 31, 1999 as stated as a percentage of net assets.
(2) Based on certain contractual fee waivers and expense reimbursements effective through April 30, 2001.

EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements) and reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:


      1 YEAR            3 YEARS             5 YEARS               10 YEARS
       $111              $346                $600                  $1,326

INVESTMENT OBJECTIVES, PRINCIPAL
INVESTMENT STRATEGIES AND PRINCIPAL RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to attain its objective by investing under normal circumstances at least 65 percent of its total assets in common stocks of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The subadviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the subadviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, are unrated and determined by the subadviser to be of comparable quality.

PRINCIPAL INVESTMENT RISKS

GENERALLY
There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which a Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth. Certain investments and investment techniques have additional risks, such as the potential use of leverage by a Fund through borrowings, securities lending and other investment techniques.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in "value" stocks, then the net asset value of the Fund could also decrease.

TEMPORARY DEFENSIVE POSITION The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. In addition, in order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, the Fund may be unable to achieve its investment objective.

MANAGEMENT
--------------------------------------------------------------------------------

The business of Memorial Funds (the "Trust") and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and all other series of the Trust and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

ADVISER

Forum Investment Advisors, LLC (the "Adviser"), Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of additional subadvisers. The Adviser has entered into an investment sub-advisory agreement with the subadviser to exercise investment discretion over the assets (or a portion of assets) of the Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.35 percent of the average daily net assets of Value Equity Fund.

INVESTMENT CONSULTANT

To assist it in carrying out its responsibilities, the Adviser has retained Wellesley Group, Inc., 800 South Street, Waltham, Massachusetts 02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Fund and the subadviser.

SUBADVISER/PORTFOLIO MANAGER

The Adviser has retained the following subadviser to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the subadviser to the Fund. The subadviser is registered or is exempt from registration as an investment adviser under the Investment Advisers Act of 1940. The subadviser for the Fund and its portfolio manager's business experience follow:

PPM AMERICA, INC. ("PPM"), 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, manages the portfolio of Value Equity Fund. PPM presently manages approximately $37 billion in assets. PPM's equity team manages approximately $5.1 billion in large cap value assets for various institutional clients based in the U.S. and abroad. PPM utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund, as they deem appropriate, in the pursuit of the Fund's objectives.

OTHER SERVICE PROVIDERS

The Forum Financial Group of companies ("Forum") provides various services to the Fund. As of March 31, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $67 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc., a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. Memorial Group, Inc. performs certain shareholder services not provided by the Transfer Agent and is paid fees at an annual rate of 0.25 percent of the average daily net assets of the shares of the Fund owned by investors for which Memorial Group, Inc. maintains a servicing relationship.

FUND EXPENSES

The Fund pays for all of its expenses. Each Fund's expenses are comprised of expenses attributable to the particular Fund as well as expenses not attributable to any particular Fund that are allocated among the Memorial Funds. The Adviser or other service providers may waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing a Fund's performance for the period during which the waiver was in effect.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUND         GENERAL INFORMATION

WRITE TO US AT:                 You pay no sales charge to purchase or sell (redeem) shares of the Fund.You may
 Memorial  Funds                purchase and sell shares at the net asset value of a share or NAV next calculated
 P.O. Box 446                   after the Transfer Agent receives your request in proper form. If the Transfer
 Portland,  Maine 04112         Agent  receives  your  request  in  proper  form  prior  to 4:00  p.m.,  your transaction will be priced at that day's NAV.  The Fund will not accept orders that
OVERNIGHT ADDRESS               request a particular  day or price  for the  transaction  or any other special conditions.
   Memorial Funds
   Two Portland Square          The Fund does not issue share certificates.
   Portland, Maine 04101
                                You will receive quarterly statements and a confirmation of each transaction.  You
TELEPHONE US                    should verify the accuracy of all transactions in your account as soon as you
TOLL-FREE AT:                   receive your confirmation.
   (888) 263-5593
                                The Fund reserves the right to impose minimum investment amounts and may temporarily
WIRE INVESTMENTS (OR ACH        suspend (during unusual market conditions) or discontinue any service or privilege.
PAYMENTS) TO US AT:
   BankBoston                   WHEN AND HOW NAV IS DETERMINED  The Fund calculates its NAV as of the close of the
   Boston, Massachusetts        New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except
   ABA #011000390               days when the New York Stock Exchange is closed.  The time at which NAV is
   FOR CREDIT TO:               calculated may change in case of an emergency or if the New York Stock Exchange
   Forum Shareholder            closes early.  The Fund's NAV is determined by taking the market value of all
   Services, LLC                securities owned by the fund (plus all other assets such as cash), subtracting all
   Account # 541-54171          liabilities and then dividing the result (net assets) by the number of shares
   Memorial Funds               outstanding.  The Fund values securities for which market quotations are readily
   (Your Name)                  available at current market value.  If market quotations are not readily available,
   (Your  Account  Number)      the Fund values  securities  at fair value,  as determined by the Board.

                                TRANSACTIONS  THROUGH THIRD PARTIES If you invest through a broker or other financial  institution,  the policies and fees charged by that  institution may be different than those of the Fund. Banks,  brokers,  retirement plans and financial  advisers may charge  transaction  fees and may set different minimum  investments or limitations on buying or selling shares.  Consult a representative of your financial institution or retirement plan for further information.

                                BUYING SHARES

                                HOW TO MAKE  PAYMENTS All  investments  must be in U.S.  dollars and checks must be drawn on U.S. banks.

                                     CHECKS For individual, sole proprietorship, joint and Uniform Gifts to
                                     Minors  Act  ("UGMA")  or  Uniform  Transfer  to Minors  Act  ("UTMA")
                                     accounts, the check must be made payable to "Memorial Funds" or to one or more owners of the account and  endorsed to  "Memorial  Funds." For all other  accounts,  the check  must be made  payable  on its face to
                                     "Memorial  Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

                                     PURCHASES BY AUTOMATED  CLEARING HOUSE ("ACH") This service allows you to purchase  additional shares through an electronic transfer of money from your  checking or savings  account.  When you make an  additional purchase by telephone,  the Transfer  Agent will  automatically  debit your  pre-designated bank account for the desired amount. You may call
                                     (888) 263-5593 to request an ACH transaction.

                                     WIRES Instruct your financial institution to make a Federal Funds wire payment to us.  Your  financial  institution  may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment for the Fund is $2,000. There is no minimum additional investment.

Management of the Fund may choose to waive the initial investment minimum.

ACCOUTN REQUIREMENTS

              TYPE OF ACCOUNT                                                       REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS          o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole         required to sign exactly as their names appear on
proprietorship accounts. Joint accounts can have two or          the account
more owners  (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)                 o    Depending  on  state  laws,  you  can set up a
These  custodial accounts provide a way to give money to a       custodial  account  under the UGMA or the UTMA
child and obtain tax benefits                               o    The custodian must sign instructions in a
                                                                 manner indicating custodial capacity
BUSINESS ENTITIES                                           o    Submit  a   Corporate/Organization   Resolution
                                                                 form or similar document
TRUSTS                                                      o    The  trust  must  be   established   before  an
                                                                 account can be opened
                                                            o    Provide  a  certified  trust  document,  or the
                                                                 pages from the trust  document  that  identify  the
                                                                 trustees

INVESTMENT PROCEDURES

                  HOW TO OPEN AN ACCOUNT                                   HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                    BY CHECK
o Call  or  write  us  for an  account  application         o Fill out an investment slip from a
  and/or a  Corporate/Organization  Resolution form           confirmation statement or write us a letter
o Complete the application                                  o Write your account number on your check
o Mail us your application and a check                      o Mail us the slip (or your letter) and a check
BY WIRE                                                     BY WIRE
o Call or write us for an account application               o Call to notify us of your incoming wire
  and/or a Corporate/Organization Resolution form           o Instruct your bank to wire your money to us
o Complete the application
o Call us to fax the completed application and we
  will assign you an account number
o Mail us your original application
o Instruct your bank to wire your money to us
BY ACH PAYMENT                                              BY SYSTEMATIC INVESTMENT
o Call  or  write  us  for an  account  application         o  Complete the Systematic Investment section of
  and/or a Corporate/Organization Resolution form              the application
o Complete the application                                  o  Attach a voided check to your application
o Call us to fax the completed application and we           o  Mail us the completed application and the
  will assign you an account number                            voided check
o Mail us your original application
o Make an ACH payment

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o Prepare a written request including:
     o Your name(s) and signature(s)
     o Your account number
     o The Fund name
     o The dollar amount or number of shares you want to sell
     o How and where to send your  proceeds
o Obtain a  signature  guarantee  (if  required)
o Obtain  other documentation (if required)
o Mail us your request and documentation
BY WIRE
o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
     o Your account number
     o Exact name(s) in which the account is  registered
     o Additional  form of identification
o Your proceeds will be:
     o Mailed to you OR
     o Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")
SYSTEMATICALLY
o Complete the systematic withdrawal section of the application
o Attach a voided check to your application
o Mail us your completed application

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTIONS You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

SYSTEMATIC WITHDRAWAL If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

o Sales of over $50,000 worth of shares
o Changes to a shareholder's record name
o Redemption from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of any other series of the Memorial Funds, also known as an exchange, by telephone or in writing. You may also exchange Fund shares for Institutional Service Shares of Daily Assets Government Fund (a series of the Forum Funds). Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o Prepare a written request including:
     o  Your name(s) and signature(s)
     o  Your account number
     o  The names of the funds you are exchanging
     o  The dollar amount or number of shares you want to sell (and exchange)
o If opening a new account, complete an account application if you are requesting different shareholder privileges
o Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
     o Your account number
     o Exact  name(s) in which  account is  registered
     o  Additional  form of identification

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund declares and pays distributions from net investment income quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. The Fund's distribution of long-term capital gain, if any, may be taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. This determination is based upon how long the Fund holds its investment. Distributions may also be subject to state and local taxes.

Distributions of capital gain reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that has corresponding investment objectives and investment policies to those of the Fund.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. The Fund's financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.

                                                                                 Year Ended
                                                                 12/31/99                      12/31/98(1)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value                                        $ 9.19                          $10.00
Income From Investment Operations
  Net investment income                                            0.08                            0.03
  Net gain (loss) on securities (realized and                     -0.44                           -0.81
  unrealized)
Total From Investment Operations                                  -0.36                           -0.78
Less Distributions
  From net investment income                                      -0.08                           -0.03
  From capital gain                                                -                               -
Total Distributions                                               -0.08                           -0.03
Ending Net Asset Value                                           $ 8.75                           $9.19
OTHER INFORMATION
Ratios to Average Net Assets
  Expenses                                                         1.00%                           1.00%(2)
  Expenses (gross) (3)                                             1.09%                           1.25%(2)
  Net investment income                                            0.90%                           0.59%(2)
Total Return                                                      -3.96%                          -7.76%
Portfolio Turnover Rate                                              60%                             37%
Net Assets at End of Period (in thousands)                         $37,068                         $30,670

(1) Institutional Shares of the Fund commenced operations on March 29, 1998.
(2) Annualized.
(3) Reflects expense ratio in absence of expense reimbursements and fee waivers.

FOR MORE INFORMATION                                                                            [LOGO]

The following documents are available free upon request:                                 GOVERNMENT BOND FUND

                                                                                          CORPORATE BOND FUND

                            ANNUAL/SEMI-ANNUAL REPORTS                                    GROWTH EQUITY FUND
 Each Fund will provide annual and semi-annual reports to shareholders that will
   provide additional information about the Fund's investments. In each Fund's             VALUE EQUITY FUND
annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's
                   performances during their last fiscal year.


                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
 The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.


                              CONTACTING THE FUNDS
 You can get free copies of both reports and the SAI, request other information and discuss your questions about each Fund by contacting your broker or the
                                   Funds at:


                         FORUM SHAREHOLDER SERVICES, LLC
                                   P.O. Box 446
                              Portland, Maine 04112
                                  (888) 263-5593


                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
You can also review each Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202)
  942-8090. You can get copies of this information, for a fee, by e-mail or by writing to:


                              Public Reference Room
                        Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: public info@sec.gov
                                                                                            Memorial Funds
                                                                                          Two Portland Square
Free copies of the reports and SAI are available from the SEC's Internet Web Site         Portland, ME 04101
                              at http://www.sec.gov.                                        (888) 263-5593




                     Investment Company Act File No. 811-8529





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